Earnings per equity share	12 Months Ended
Mar. 31, 2026
Text Blocks Abstract
Earnings per equity share

28. Earnings per equity share

A reconciliation of profit for the year and equity shares used in the computation of basic and diluted earnings per equity share is set out below:

Basic: Basic earnings per equity share is calculated by dividing the profit attributable to equity shareholders of the Company by the weighted average number of equity shares outstanding during the year, excluding equity shares purchased by the Company and held as treasury shares.

	Year ended March 31,
	2024		2025		2026
Profit attributable to equity holders of the Company	₹	110,452	₹	131,354	₹	131,974
Weighted average number of equity shares outstanding		10,576,571,110		10,456,741,552		10,476,247,846
Basic earnings per equity share	₹	10.44	₹	12.56	₹	12.60

Diluted: Diluted earnings per equity share is calculated by adjusting the weighted average number of equity shares outstanding during the year for assumed conversion of all dilutive potential equity shares. Employee share options are dilutive potential equity shares for the Company.

The calculation is performed in respect of share options to determine the number of equity shares that could have been acquired at fair value (determined as the average market price of the Company’s equity shares during the year). The number of equity shares calculated as above is compared with the number of equity shares that would have been issued assuming the exercise of the share options.

	Year ended March 31,
	2024		2025		2026
Profit attributable to equity holders of the Company	₹	110,452	₹	131,354	₹	131,974
Weighted average number of equity shares outstanding		10,576,571,110		10,456,741,552		10,476,247,846
Effect of dilutive equivalent share options		34,853,518		32,197,840		27,175,090
Weighted average number of equity shares for diluted earnings per share		10,611,424,628		10,488,939,392		10,503,422,936
Diluted earnings per equity share	₹	10.41	₹	12.52	₹	12.56

For the years ended March 31, 2024, 2025 and 2026, 128,916, 1,294,623 and 1,586,275 options, respectively, were excluded from the diluted weighted-average number of equity shares calculation because their effect would have been anti-dilutive.

Earnings per share and number of shares outstanding for the years ended March 31, 2024, have been proportionately adjusted for the bonus issue in the ratio of 1:1 i.e. 1 (one) bonus equity share of ₹ 2 each for every 1 (one) fully paid-up equity shares held (including ADS holders). Refer to Note 22.